DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS, Liquidity and Going Concern (Q2) (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Cash	$ 165,655	$ 17,499	$ 1,144,776